Stockholders' Equity (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Nov. 08, 2019	Aug. 13, 2019
Subsidiary, Sale of Stock [Line Items]
Shares of capital stock authorized (in shares)					1,100,000,000
Shares of common stock authorized (in shares)	1,000,000,000		1,000,000,000		1,000,000,000
Common stock, par value (in dollars per share)	$ 0.01		$ 0.01		$ 0.01
Shares of preferred stock authorized (in shares)					100,000,000
Preferred stock, par value (in dollars per share)					$ 0.01
Common stock, shares outstanding (in shares)	11,575,766		11,575,766		8,851,759	366,654
Payments of Ordinary Dividends, Common Stock	$ 1,091,000	$ 563,000	$ 2,997,008	$ 874,358	$ 1,602,472	$ 0
Issuance of common stock through dividend reinvestment program					401,603	0
Common stock distributions declared but not yet paid					$ 365,517	$ 0
Distributions per common share (in usd per share)					$ 0.50
Aggregate distributions					$ 2,004,075
2019 Preferred Stock
Subsidiary, Sale of Stock [Line Items]
Shares of preferred stock authorized (in shares)							5,000,000
Common Class A
Subsidiary, Sale of Stock [Line Items]
Shares of common stock authorized (in shares)								500,000,000
Common stock, shares outstanding (in shares)	11,558,254		11,558,254		8,851,759
Common Class A | Distribution Reinvestment Plan
Subsidiary, Sale of Stock [Line Items]
Stock issued during period through dividend reinvestment plan (in shares)					40,160
Common Class A | CROP
Subsidiary, Sale of Stock [Line Items]
Common stock, shares outstanding (in shares)					20,000
Common Class T
Subsidiary, Sale of Stock [Line Items]
Shares of common stock authorized (in shares)								500,000,000
Common stock, shares outstanding (in shares)	17,512		17,512